Leases 1 (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Operating leases
Right-of-use assets		$ 235,000
Other long-term assets
Operating leases
Right-of-use assets	$ 236,604
Accrued expenses and other liabilities
Operating leases
Current operating lease liabilities	39,126
Other long-term liabilities
Operating leases
Non-current operating lease liabilities	207,243
Property and equipment, net
Finance leases
Right-of-use assets	13,873
Current portion of long-term debt
Finance leases
Current finance lease liabilities	6,419
Long-term debt
Finance leases
Non-current finance lease liabilities	$ 8,812